DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 5—DEBT

Credit Facility

As of September 30, 2017 and December 31, 2016, debt consists of the following (in thousands):

	2017	2016

Contractual obligations under Credit Facility	$139,978	$169,158
Debt discount and issuance costs, net	(59,822)	(81,094)

Net carrying value of Credit Facility	80,156	88,064
Less current maturities	(11,750)	(24,750)

Long-term debt, net of current maturities	$68,406	$63,314

In June 2016, the Company entered into a multi-draw term loan Financing Agreement (the “Credit Facility”) with a syndicate of lenders (the “Lenders”). The Credit Facility provides for an aggregate commitment up to $125.0 million, which consisted of an initial term loan for $30.0 million, a “delayed draw A Term Loan” for $65.0 million, and a “delayed draw B Term Loan” for $30.0 million. In October 2016, the Company and the Lenders entered into an amendment to the Credit Facility (the “Second Amendment”) that enabled the Company to borrow $65.0 million under the delayed draw A Term Loan and $12.5 million under the delayed draw B Term Loan, bringing total term loan borrowings under the Credit Facility to $107.5 million ($17.5 million of the $125.0 million commitment was unfunded through September 30, 2017). As of September 30, 2017 and December 31, 2016, debt consists of Credit Facility obligations, net of discount, of $80.2 million and $88.1 million, respectively. Presented below is a summary of activity related to the funded debt for the nine months ended September 30, 2017 (in thousands):

	December 31,	PIK	Amendment/	Liability	Principal Reductions			Accretion	September 30,
	2016	Accrual	Fees	Adjustments	Scheduled	Prepayments		Expense	2017

Contractual liabilities:
Principal balance	$107,900	$2,038	$-	$-	$(13,500)	$(21,493)	(1)	$-	$74,945
Mandatory trigger event exit fees	55,258	-	-	5,775	-	-		-	61,033
Mandatory consulting fees	6,000	-	-	-	(2,000)	-		-	4,000

Total contractual liability	$169,158	$2,038	$-	$5,775	$(15,500)	$(21,493)		$-	$139,978

Debt discount and issuance costs:
Original issue discount	$2,150	$-	$-	$-	$-	$(269)	(2)	$-	$1,881
Origination fee	5,375	-	-	-	-	(673)	(2)	-	4,702
Amendment fee	8,600	-	1,075	-	-	(1,080)	(2)	-	8,595
Fair value of warrants	7,608	-	-	-	-	(952)	(2)	-	6,656
Consulting fees to lenders	7,720	-	-	-	-	(966)	(2)	-	6,754
Mandatory trigger event exit fees	55,258	-	-	5,775	-	(7,480)	(2)	-	53,553
Other issuance costs	3,823	-	287	-	-	(481)	(2)	-	3,629

Total discount and issuance costs	90,534	-	1,362	5,775	-	(11,901)		-	85,770
Cumulative accretion	(9,440)	-	-	-	-	2,040	(2)	(18,548)	(25,948)

Net discount	81,094	-	1,362	5,775	-	(9,861)		(18,548)	59,822

Net carrying value	$88,064	$2,038	$(1,362)	$-	$(15,500)	$(11,632)		$18,548	$80,156

(1)
Mandatory principal prepayments in the aggregate of $21.5 million, are comprised of (i) $14.1 million in April 2017 in connection with the insurance settlement discussed in Note 8, (ii) a principal payment of $4.0 million in May 2017 for 75% of Excess Cash Flow for the quarter ended March 31, 2017, (iii) a principal payment of $2.5 million in May 2017 required under the Third Amendment, and (iv) mandatory principal prepayments required for customer prepayments received in the second and third quarters of 2017 of $0.9 million for service periods commencing more than one year after the contract effective date.

(2)
Due to the mandatory prepayments of principal discussed under (1) above, the Company recorded a loss of $9.9 million, consisting of a write-off of the debt discounts and issuance costs associated with the funded debt in the aggregate amount of $11.9 million, less the previously recognized accretion expense related to these amounts of $2.0 million. The amount of debt discounts and issuance costs written off was based on the percentage of principal prepaid in relation to the total contractual liabilities immediately before the prepayment.

Outstanding term loans under the Credit Facility mature in June 2020, and require monthly interest payments at 15.0% per annum, consisting of 12.0% per annum that is payable in cash and 3.0% per annum that is added to the then-outstanding principal of the term loans (referred to as paid-in-kind, or “PIK” interest). The Company is required to pay an unused line fee of 5.0% per annum on the currently unfunded portion of the Credit Facility which expires in June 2020, subject to early termination events as set forth in the Credit Facility. The Company was also subject to collateral monitoring fees at the rate of 0.5% of the outstanding term loans until the date of the Second Amendment, when such fees increased to 2.5% of the outstanding term loans. All unused line fees and collateral monitoring fees are payable monthly in arrears and are recorded as a component of other debt financing expenses in the period incurred. Upon the occurrence and during the continuance of any event of default, the principal (including PIK interest), and all unpaid interest shall be assessed an additional interest rate of 2.0% per annum from the date such event of default occurs until it is cured or waived (“Default Interest”). As of September 30, 2017 and December 31, 2016, accretion of discount and debt issuance costs related to the funded portion of the Credit Facility is at an annual rate of 31.0% and 25.6%, respectively. The overall effective rate (exclusive of the impact of unused line fees, collateral monitoring fees, and amortization of debt issuance costs related to the unfunded portion of the Credit Facility) was 46.0% and 40.6% as of September 30, 2017 and December 31, 2016, respectively.

As set forth in the Second Amendment, beginning in the second quarter of 2017 and continuing through maturity of the term loans, the Credit Facility requires additional quarterly principal payments of the term loans equal to 75% of the calculated Excess Cash Flow (as defined in the Credit Facility) for the previous fiscal quarter. The calculation of Excess Cash Flow for the quarter ended March 31, 2017 resulted in a mandatory principal payment of $4.0 million that was paid in May 2017. The calculation of Excess Cash Flow for the quarters ended June 30, 2017 and September 30, 2017 did not result in a mandatory principal payment. Additionally, beginning on April 1, 2017, customer prepayments received for service periods commencing more than one year after the contract effective date were required to be applied to reduce the outstanding principal balance. This requirement led to a mandatory principal prepayment of $0.9 million for the nine months ended September 30, 2017.

Pursuant to the Second Amendment, the Company was required to complete equity issuances resulting in net proceeds of at least $35.0 million by May 28, 2017. In May 2017, the Company and the Lenders entered into a third amendment (the “Third Amendment”) to the Credit Facility, which includes the following provisions:

⋅	the deadlines to deliver audited financial statements and to consummate equity issuances resulting in net proceeds of at least $35.0 million were both extended until August 31, 2017;

⋅
the Company made a principal prepayment of $6.5 million, including satisfying the 75% of Excess Cash Flow payment of $4.0 million for the first quarter of 2017 and an additional principal prepayment of $2.5 million;

⋅	contractual principal amortization payments for April and May 2017 were increased by an aggregate of $2.5 million and paid during the second quarter of 2017; and

⋅
the Lenders amended the terms of the Credit Facility which eliminated non-compliance with certain budgetary compliance covenants prior to the effective date of the Third Amendment, and certain budgetary compliance covenants were amended to be generally less restrictive after the effective date of the Third Amendment. Additionally, the Lenders did not charge Default Interest during the period that the events of default existed.

In May 2017, the Company and the Lenders entered into a fourth amendment to the Credit Facility to modify the covenant related to costs that may be incurred for an initial public offering. In June 2017, the Company and the Lenders entered into a fifth amendment (the “Fifth Amendment”) to the Credit Facility whereby the deadline was extended from August 31, 2017 until November 30, 2018 to consummate equity issuances for a minimum of $35.0 million, as discussed above. Additionally, certain financial covenants were revised whereby the Company expects to remain in compliance. In connection with the Fifth Amendment, the Company incurred an amendment fee equal to 1.0% of the $125.0 million commitment under the Credit Facility, and agreed to pay certain “target date” fees if (i) the filing date for the Form S-4 registration statement discussed below occurred after June 30, 2017, and (ii) the consummation of the merger discussed in Notes 1 and 11 occurred after August 31, 2017. Since the filing date for the S-4 registration statement occurred on June 30, 2017, a fee was not incurred. Since the consummation of the merger occurred on October 10, 2017, the Company incurred a target date fee of 1.0% of the $125.0 million commitment on each of September 1, 2017 and October 1, 2017. The target date fee incurred on September 1, 2017 and the Fifth Amendment fee in the aggregate amount of $2.5 million are included in the other long-term liabilities as of September 30, 2017 (since pursuant to the Sixth Amendment discussed in Note 11, the due date was changed to be the earlier of April 2019 or upon raising $100 million or more of equity issuance proceeds). The target date fee incurred on October 1, 2017 was subsequently waived upon the effectiveness of the Sixth Amendment discussed in Note 11.

The Credit Facility also requires certain payments to the origination agent (the “Origination Agent”) upon the occurrence of a trigger event (“Trigger Event”), which is defined as the earliest of (i) the debt maturity date of June 2020, (ii) the first date on which all the obligations under the Credit Facility are repaid in full and the commitments of the Lenders are terminated, (iii) the acceleration of the obligations in the event of a default, (iv) initiation of any insolvency proceeding, foreclosure or deed in lieu of foreclosure, and (v) the termination of the Credit Facility for any reason. Upon a Trigger Event, the Company is required to pay (i) a commitment exit fee, (ii) a continuing origination agent service fee, (iii) a consulting exit fee of $14.0 million, and (iv) a foreign withholding tax fee up to $2.0 million. The commitment exit fee is calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 6.9% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million. The settlement value of the commitment exit fee was $14.8 million and $12.9 million as of September 30, 2017 and December 31, 2016, respectively. The continuing origination agent service fee is also calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 14.1% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million. The settlement value of the continuing origination agent fee was $30.2 million and $26.4 million as of September 30, 2017 and December 31, 2016, respectively. As of September 30, 2017 and December 31, 2016, the aggregate Trigger Event fees amounted to approximately $61.0 million and $55.3 million, respectively. See also Note 11 for discussion of changes in Trigger Event exit fees as a result of the Sixth Amendment to the Credit Facility.

Based on $140.0 million of contractual obligations outstanding under the Credit Facility and after giving effect to the Sixth Amendment to the Credit Facility as discussed in Note 11, the scheduled future maturities are as follows (in thousands):

12-Month Period Ending	Credit Facility
September 30,	Principal	Exit Fees	Consulting	Other	Total

2018	$9,750	$-	$2,000	$-	$11,750
2019	15,000	-	2,000	-	17,000
2020	50,195	61,033	-	-	111,228

Total	$74,945	$61,033	$4,000	$-	$139,978

Term loans under the Credit Facility are collateralized by substantially all assets of the Company, including certain cash depository accounts that are subject to control agreements with the Lenders. As of September 30, 2017 and December 31, 2016, the restricted cash balance under the control agreements totaled $8.3 million and $18.3 million, respectively. The Company is required to comply with various financial and operational covenants on a monthly or quarterly basis, including a leverage ratio, minimum liquidity, churn rate, asset coverage ratio, minimum gross margin, and certain budget compliance restrictions. Additionally, the covenants in the Credit Facility prohibit or limit the Company’s ability to incur additional debt, pay cash dividends, sell assets, merge or consolidate with another company, and other customary restrictions associated with debt arrangements. See also Note 11 for discussion of changes in covenants related to the Sixth Amendment to the Credit Facility. As of September 30, 2017, the Company was in compliance with all covenants.

Interest Expense and Other Debt Financing Expenses

The components of interest expense for the nine months ended September 30, 2017 and 2016 are presented below (in thousands):

	2017		2016
Credit Facility:
Interest expense at 12.0%	$(8,327)		$(993)
PIK interest at 3.0%	(2,038)		(253)
Accretion expense for funded debt	(18,548)		(3,326)
Make-whole interest expense	(4,607)	(1)	—
Interest on other borrowings	(109)		(448)

Total interest expense	$(33,629)		$(5,020)

(1)	Consists of make-whole interest payment associated with a $14.1 million principal prepayment due to the insurance settlement discussed in Note 8.

The components of other debt financing expenses for the nine months ended September 30, 2017 and 2016 are presented below (in thousands):

	2017		2016
Unused line fees	$(664)		$(3,094)
Collateral monitoring fees	(1,734)		(41)
Write-off of debt discount and issuance costs	(9,861)	(1)	-
Target date fee for delayed closing of merger	(1,250)		-
Amortization of debt issuance costs related to unfunded debt	(855)		(1,020)
Amortization of prepaid agent fees	(340)		(123)

Total other debt financing expenses	$(14,704)		$(4,278)

(1)	Consists of the write-off of the proportional debt discount and issuance costs associated with $21.5 million of principal prepayments for the nine months ended September 30, 2017.

Embedded Derivatives

The Credit Facility includes features that were determined to be embedded derivatives requiring bifurcation and accounting as separate financial instruments. The Company determined that embedded derivatives include the requirement to pay (i) make-whole interest in connection with certain mandatory prepayments of principal, (ii) target date fees set forth in the Fifth Amendment to the Credit Facility, (iii) default interest due to non-credit-related events of default, and (iv) mandatory principal prepayments associated with customer prepayments for service periods that commence more than one year after the contract effective dates. These embedded derivatives are classified within Level 3 of the fair value hierarchy and have an aggregate fair value of $9.8 million and $5.4 million as of September 30, 2017 and December 31, 2016, respectively.

The fair value of these embedded derivatives was estimated using the “with” and “without” method. Accordingly, the Credit Facility was first valued with the embedded derivatives (the “with” scenario) and subsequently valued without the embedded derivatives (the “without” scenario). The fair values of the embedded derivatives were estimated as the difference between these two scenarios. The fair values were determined using the income approach, specifically the yield method. As of September 30, 2017, key Level 3 assumptions and estimates used in the valuation of the embedded derivatives include timing of projected principal payments, remaining term to maturity of approximately 2.7 years, probability of default of approximately 42%, and a discount rate of 19.6%. The discount rate is comprised of a risk-free rate of 1.6% and a credit spread of 18.0% determined based on option-adjusted spreads from public companies with similar credit quality.

The fair value of the embedded derivatives as of September 30, 2017 and December 31, 2016 was $9.8 million and $5.4 million, respectively. The change in the fair value of embedded derivative liabilities resulted in a loss of $4.4 million and $5.0 million for the nine months ended September 30, 2017 and 2016, respectively. These changes in fair value are reflected in the Company’s consolidated statements of operations as a loss on embedded derivatives and redeemable warrants, net.

Write-off of Deferred Financing Costs

For the nine months ended September 30, 2016, the Company paid an aggregate of $2.0 million under arrangements with two financial advisory firms to assist in identifying and obtaining debt or equity financing proceeds. Upon closing of the Credit Facility in June 2016, the Company determined that these costs would not result in future financings and the costs were charged to expense for the nine months ended September 30, 2016. For the nine months ended September 30, 2017, the Company did not write-off any deferred financing costs.

NOTE 5-DEBT

As of December 31, 2015 and 2016, debt consists of the following (dollars in thousands):

	2015	2016
Credit Facility, net of discount	$—	$88,064
Line of credit	14,700	—
Note payable, interest at 9.0%	114	—
Total	14,814	88,064
Less current maturities	(14,814)	(24,750)

Long-term debt, net of current maturities	$—	$63,314

Credit Facility

Initial Agreement. In June 2016, the Company entered into a multi-draw term loan Financing Agreement (the “Credit Facility”) with a syndicate of lenders (the “Lenders”). The Credit Facility provides for an aggregate commitment up to $125.0 million, which consisted of an initial term loan for $30.0 million in June 2016, a “delayed draw A Term Loan” for $65.0 million, and a “delayed draw B Term Loan” for $30.0 million. The net proceeds received at closing of the initial $30.0 million term loan amounted to $19.1 million.

Outstanding term loans under the Credit Facility mature in June 2020, and require monthly interest payments at 15.0% per annum, consisting of 12.0% per annum that is payable in cash and 3.0% per annum that is payable through the issuance of additional borrowings beginning on the interest payment due date (referred to as paid-in-kind, or “PIK” interest). Until full funding occurs, the Company was required to pay an unused line fee of 15.0% per annum on the $65.0 million commitment under the delayed draw A Term Loan and 5.0% per annum on the $30.0 million commitment under the delayed draw B Term Loan. The unused line fee expired in October 2016 for the delayed draw A Term Loan. The unused line fee for the delayed draw B Term Loan will expire in June 2020, subject to early termination events as set forth in the Credit Facility. The Company is also subject to collateral monitoring fees at the rate of 0.5% (2.5% after the Second Amendment discussed below) of the outstanding term loans. All unused line fees and collateral monitoring fees are payable monthly in arrears and are recorded as a component of debt financing fees in the period incurred. In addition, a make whole interest payment of 15.0% per annum through June 2019 is required for certain principal prepayments as defined in the Credit Facility. Upon the occurrence and during the continuance of any event of default, the principal (including PIK interest), and all unpaid interest shall bear an additional interest rate of 2.0% per annum (the “Default Interest”) from the date such event of default occurs until it is cured or waived.

Beginning in the second quarter of 2017 and continuing through maturity of the term loans, the Credit Facility requires additional quarterly principal payments of the term loans equal to 25% of the calculated Excess Cash Flow (as defined in the Credit Facility) for the previous fiscal quarter. As discussed below, this percentage was subsequently increased to 75%.

An origination fee equal to 5.0% of the $125.0 million commitment was paid in cash to the Lenders from the proceeds of the initial term loan. The Credit Facility provides for an Original Issue Discount of 2.0% of the initial face amount of the debt and is applicable to the initial term loan as well as the delayed draw A and B Term Loans, upon meeting the conditions for funding.

Concurrently with execution of the Credit Facility, one of the lenders that serves as the origination agent (the “Origination Agent”) agreed to provide general business and financial strategy, corporate structure, and long-term strategic planning services pursuant to a consulting agreement that required the Company to issue a warrant and to make annual cash payments of $2.0 million over the four-year term of the agreement. The Credit Facility provided for a pro rata reduction in the annual cash portion of the consulting fee when over 50% of the original principal balances have been repaid. The Company accounts for the fees payable under this arrangement as debt issuance costs since the value of the services is not determinable. The consulting agreement entered into with the Origination Agent also provided for the issuance of a warrant to purchase 11,075,027 shares of the Company’s Class A Common Stock, representing approximately 5.0% of the Company’s fully-diluted share capital, at an exercise price of $1.35 per share. In order to maintain the number of shares equivalent to 5.0% of the Company’s fully-diluted share capital, the number of shares issuable under the warrant shall increase if the Company subsequently completes equity offerings up to $20.0 million (subsequently reduced to $10.0 million due to issuance of Series C Preferred Stock discussed in Note 6). The fair value of the warrant at issuance was $8.8 million, which was accounted for as a debt issuance cost. As discussed in Note 7, due to a cash redemption feature the fair value of the warrant is being accounted for as a liability in the Company’s consolidated balance sheet, and is subject to periodic re-measurement to reflect changes in the fair value that are reflected as a component of non-operating income (expense).

The Credit Facility also requires certain payments to the Origination Agent upon the occurrence of a trigger event (“Trigger Event”), which is defined as the earliest of (i) the debt maturity date of June 2020, (ii) the first date on which all the obligations are repaid in full and the commitments of the Lenders are terminated, (iii) the acceleration of the obligations in the event of a default, (iv) initiation of any insolvency proceeding, foreclosure or deed in lieu of foreclosure, and (v) the termination of the Credit Facility for any reason. Upon a Trigger Event, the Company is required to pay (i) a commitment exit fee, (ii) a continuing origination agent service fee, (iii) a consulting exit fee of $14.0 million, and (iv) a foreign withholding tax fee of up to $2.0 million. The commitment exit fee is calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 6.9% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million. The settlement value of the commitment exit fee was $9.6 million at inception of the Credit Facility. The continuing origination agent service fee is also calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 14.1% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million. The continuing origination agent fee was estimated at $19.7 million at inception of the Credit Facility. At inception of the Credit Facility, the aggregate Trigger Event fees amounted to approximately $45.3 million. This amount is subject to change by the time the Company terminates the Credit Facility; as of December 31, 2016, the aggregate Trigger Event fees amounted to $55.3 million.

Debt issuance costs at inception of the Credit Facility include incremental direct costs incurred by the Company for professional fees and due diligence services of $2.9 million that were incurred to obtain the Credit Facility, including reimbursement of similar costs incurred by the Lenders. Debt issuance costs were accreted to interest expense using the effective interest method for the funded portion of the Credit Facility. Debt issuance costs allocated to unfunded portions of the Credit Facility are being amortized using the straight-line method over the contractual term of the Credit Facility. Amortization of debt issuance costs allocated to unfunded portions of the Credit Facility are included in debt financing fees in the accompanying consolidated statement of operations for the year ended December 31, 2016. The Company also incurred an annual loan service fee of $0.4 million and an annual agent fee of $0.1 million, which are being amortized to debt financing fees using the straight-line method over the annual period of the services. As of December 31, 2016, the aggregate unamortized balance of the loan service and agent fees was approximately $0.2 million, which is included in prepaid expenses and other in the accompanying consolidated balance sheet.

Borrowings under the Credit Facility are collateralized by substantially all assets of the Company, including certain cash depository accounts that are subject to control agreements with the Lenders. As of December 31, 2016, the restricted cash balance under the control agreements totaled $18.3 million. The Company is required to comply with various financial and operational covenants on a monthly or quarterly basis, including a leverage ratio, minimum liquidity, churn rate, asset coverage ratio, minimum gross margin, and certain budget compliance restrictions. Additionally, the covenants in the Credit Facility prohibit or limit the Company’s ability to incur additional debt, pay cash dividends, sell assets, merge or consolidate with another company, and other customary restrictions associated with debt arrangements.

At inception of the Credit Facility, the future proceeds from the delayed draw A and B Term Loans were structured to fund required payments to settle the judgment in the Oracle litigation and to accelerate the Company’s next phase of growth and product portfolio expansion. Under the Credit Facility, the Lenders’ obligation to fund the delayed draw A and B Term Loans was subject to certain conditions set forth in the Credit Facility. In October 2016, the Company determined that the amount of borrowings required to fully settle the Oracle litigation discussed in Note 9 exceeded the limitation set forth in the Credit Facility, and the Company had not delivered 2015 audited financial statements to the Lenders, both of which resulted in the existence of an event of default and prevented the Company from being able to gain access to the delayed draw A and B Term Loans.

Amendment to Credit Facility. In October 2016, the Company and the Lenders entered into an amendment to the Credit Facility (the “Second Amendment”), which provided for the following:

⋅
The Lenders agreed to modify certain conditions precedent to enable funding of the delayed draw A Term Loan for $65.0 million and the delayed draw B Term Loan for $12.5 million. An original issue discount equal to 2.0% of each loan was deducted from the proceeds for a total of $1.6 million. Such loans were required to be used solely for payments required under the Oracle litigation. Subject to additional conditions precedent and with the consent of the Origination Agent, the Company can borrow the remaining $17.5 million under the delayed draw B Term Loan. Due to an existing event of default as discussed below, the Company did not have the ability to borrow the $17.5 million as of December 31, 2016.

⋅	The Lenders provided a waiver of the existing events of default, and agreed to waive their right to charge Default Interest during the period that the event of default existed.

⋅	The Company was required to complete an equity offering of at least $10.0 million, which was effected through the issuance of newly authorized Series C Preferred Stock as discussed in Note 6.

⋅
During the seven-month period ending on May 28, 2017, the Company was required to complete additional equity issuances that result in aggregate net proceeds of at least $35.0 million, with 50% of such net proceeds utilized to repay outstanding borrowings to the Lenders. At the time of such payment the Company will be subject to a make-whole interest payment pursuant to the terms of the Credit Facility. As discussed in Note 12, the Lenders agreed to extend the date to complete equity issuances of at least $35.0 million from May 2017 until November 2018; if the Company fails to obtain such proceeds by November 2018, an event of default will exist.

⋅
Beginning in the second quarter of 2017, the requirement to make quarterly principal payments equal to 25% of the calculated Excess Cash Flow was increased to 75% of Excess Cash Flow. Additionally, all customer prepayments for service periods in excess of one year that are received after April 1, 2017, are required to be applied to reduce the outstanding principal balance.

⋅	The monthly collateral monitoring fee increased from 0.50% per annum to 2.50% per annum of the outstanding borrowings, including PIK borrowings.

⋅
The Company paid a $10.0 million fee to the Lenders for the Second Amendment and incurred professional fees and other incremental and direct costs of the Second Amendment of $1.5 million. These costs are being accounted for as additional debt issuance costs and were allocated proportionately to the funded and unfunded debt.

In addition to the execution of the Second Amendment, the Company and the Origination Agent entered into an amended consulting agreement, which eliminated the pro rata reduction in the annual cash portion of the consulting fee when over 50% of the principal balances have been repaid. The elimination of the pro rata reduction changed the contingent nature of the future consulting payments and, accordingly, the Company accrued the entire $6.0 million of remaining payments as a contractual debt liability and a corresponding debt discount as of the date of the Second Amendment. The Company evaluated the initial term loan and the unfunded delayed draw A and B Term loans separately and concluded that the Second Amendment should be accounted for as a modification rather than an extinguishment. Accordingly, the debt discount and issuance costs immediately before the Second Amendment, plus the additional amendment fee and third-party costs related to the Second Amendment, are included as part of the net carrying value of the funded debt and as long-term debt issuance costs for the unfunded debt. An existing preferred stockholder has a $10.0 million indirect interest in the amended Credit Facility.

During November and December of 2016 and the first four months of 2017, the Company had made expenditures that exceeded certain budgetary compliance covenants set forth in the Credit Facility and the Company failed to provide audited financial statements by April 30, 2017, which resulted in the existence of events of default under the Credit Facility. As discussed in Note 12, the Lenders amended the Credit Facility in May 2017 (the “Third Amendment”) and revised the metrics associated with the previously violated covenants whereby they are less restrictive for past and future compliance and extended the due date of the audited financial statements to August 31, 2017, which resulted in the elimination of these covenant violations.

Presented below is a summary of activity related to the funded debt, including allocated debt issuance costs, for the period from June 24, 2016 (inception of the loan) through December 31, 2016 (in thousands):

	June 24,	PIK	Liability	Principal		Funding	Amendment	December 31,
	2016	Accrual	Adjustments	Borrowings	Payments	Transfers(1)	Costs	2016
Contractual liabilities:
Principal balance	$30,000	$900	$—	$77,500	$(500)	$—	$—	$107,900
Mandatory trigger event exit fees	45,301	—	9,957	—	—	—	—	55,258
Mandatory consulting fees	—	—	6,000	—	—	—	—	6,000
Total contractual liability	$75,301	$900	$15,957	$77,500	$(500)	$—	$—	$169,158
Debt discount and issuance costs:
Original issue discount	$600	$—	$—	$1,550	$—	$—	$—	$2,150
Origination fee	1,500	—	—	—	—	3,875	—	5,375
Amendment fee	—	—	—	—	—	—	8,600	8,600
Fair value of warrants	2,123	—	—	—	—	5,485	—	7,608
Consulting fees to lenders	480	—	6,000	—	—	1,240	—	7,720
Mandatory trigger event exit fees	45,301	—	9,957	—	—	—	—	55,258
Other issuance costs	697	—	—	—	—	1,799	1,327	3,823
Total discount and issuance costs	$50,701	$—	$15,957	$1,550	$—	$12,399	$9,927	$90,534
Amortization expense, net(2)								(9,440)
Net discount								81,094
Net carrying value								$88,064

(1)	The proportionate debt issuance costs for periods prior to the funding date were transferred from the unfunded debt to the funded debt in October 2016 in connection with the Amendment.

(2)	Consists of $8.4 million of accretion related to funded debt, plus a $1.1 million transfer of amortization from the unfunded debt issuance costs in October 2016 in connection with the Amendment.

The Company accounts for debt issuance costs related to the unfunded portion of the Credit Facility as a long-term asset that is amortized to expense using the straight-line method over the four-year term of the Credit Facility. Presented below is a summary of activity related to debt issuance costs allocated to the unfunded debt for the period from June 24, 2016 (inception of the loan) through December 31, 2016 (in thousands):

	June 24, 2016	Funding Transfers(1)	Amendment Costs	December 31, 2016
Origination fee	$4,750	$(3,875)	$—	$875
Amendment fee	—	—	1,400	1,400
Fair value of warrants	6,724	(5,485)	—	1,239
Consulting fees to lenders	1,520	(1,240)	—	280
Other issuance costs	2,205	(1,799)	183	589

Total deferred debt issuance costs	$15,199	$(12,399)	$1,583	4,383
Amortization expense, net(2)				(433)

Deferred debt issuance costs, net				$3,950

(1)
The proportionate costs and accumulated amortization for the period prior to the funding date were transferred from the unfunded debt to the funded debt in October 2016 in connection with the Amendment.

(2)
Consists of amortization expense related to unfunded debt of $1.5 million for the period through October 2016, net of the transfer of $1.1 million of accumulated amortization upon funding of $77.5 million in connection with the Amendment in October 2016.

As of December 31, 2016, accretion of discount and debt issuance costs related to the funded portion of the Credit Facility is at an annual rate of 25.6%, resulting in an overall effective rate of 40.6% (excluding the impact of unused line fees, collateral monitoring fees, and amortization of debt issuance costs related to the unfunded portion of the Credit Facility). Based on the $169.2 million contractual liability outstanding under the Credit Facility, the scheduled future maturities as of December 31, 2016, are as follows (in thousands):

Year Ending December 31,	Principal		Trigger Event Fees	Consulting	Total
2017	$22,750	(1)	$—	$2,000	$24,750
2018	28,500		—	2,000	30,500
2019	30,000		—	2,000	32,000
2020	26,650		55,258	—	81,908

Total	$107,900		$55,258	$6,000	$169,158

(1)	Consists of aggregate monthly principal amortization as set forth in the Third Amendment to the Credit Facility discussed in Note 12.

The principal amortization set forth in the table above reflects accelerated payment amounts assuming the Company is unable to complete equity issuances for net proceeds of at least $35.0 million by the original deadline of May 28, 2017 (subsequently amended to November 30, 2018) as set forth in the Credit Facility. As of December 31, 2016, the current maturities of long-term debt amounted to $24.8 million as shown in the table above. The scheduled minimum principal payments shown above for the year ending December 31, 2017 exclude (i) the repayment of $14.1 million of principal in April 2017 in connection with the insurance settlement discussed in Note 12; (ii) principal payments based on the calculation of 75% of Excess Cash Flow generated for each of the calendar quarters ending in 2017, (iii) customer prepayments for service periods exceeding one year that are received after April 1, 2017, and that are required to be applied to reduce the outstanding principal balance, and (iv) additional principal payments that the Company may be required or elected in connection with the Merger Agreement discussed in Note 12. As discussed in Note 12, in May 2017 the Company made a principal payment of $6.5 million, including satisfaction of the 75% of Excess Cash Flow payment of $4.0 million for the first quarter of 2017. Principal payments based on Excess Cash Flow are excluded from current maturities since they are contingent payments based on the generation of working capital in the future. However, changes in principal payments for 2017 that result from the Third Amendment to the Credit Facility are included as current maturities since the amendment was required to cure events of default that existed as of December 31, 2016.

The components of interest expense for the years ended December 31, 2014, 2015 and 2016 are presented below (in thousands):

	2014	2015	2016
Credit Facility:
Interest expense at 12.0%	$—	$—	$3,597
PIK interest at 3.0%	—	—	900
Accretion expense for funded debt	—	—	8,371
Interest on other borrowings	742	829	488

Total interest expense	$742	$829	$13,356

The components of fees associated with debt financings for the years ended December 31, 2014, 2015 and 2016 are presented below (in thousands):

	2014	2015	2016
Unused line fees
Collateral monitoring fees	$—	$—	$4,095
Amortization of debt issuance costs related to unfunded debt	—	—	538
Amortization of prepaid agent fees and other	—	—	1,501
Interest on other borrowings	—	—	237

Total debt financing fees	$—	$—	$6,371

Success Fee. If the Company requests that the Lenders assist in arranging future debt financings, a “success fee” equal to 4.0% of the total maximum commitment amount (whether or not drawn) will be payable to the Lenders. This arrangement will automatically terminate in June 2020, but the Company may elect for early termination at any time. To the extent that a qualified financing is completed within one year after the termination date, the Company will remain obligated to pay the success fee.

Embedded Derivatives

The Company’s Credit Facility includes features that were determined to be embedded derivatives requiring bifurcation and accounting as separate financial instruments. The Company determined that the mandatory prepayment and default interest due to non-credit-related events of default derivatives are classified within Level 3 of the fair value hierarchy. Based on the nature of these features, the embedded derivatives had a de minimus initial fair value at inception of the Credit Facility. Embedded derivatives are initially recorded at fair value and are subject to periodic re-measurement as of each balance sheet date.

The fair value of these embedded derivatives was estimated using the “with” and “without” method. Accordingly, the Credit Facility was first valued with the embedded derivatives (the “with” method) and subsequently valued without the embedded derivatives (the “without” method). The fair values of the embedded derivatives were estimated as the difference between these two methods. The fair values were determined using the income approach, specifically the yield method. Key Level 3 assumptions and estimates used in the valuation of the embedded derivatives as of December 31, 2016 include timing of projected principal payments, remaining term to maturity of approximately 3.5 years, probability of default of approximately 34% and a discount rate of 21%. The discount rate is comprised of a risk-free rate of 2% and a credit spread of 19% determined based on option-adjusted spreads from public companies with similar credit quality. The re-measurement of fair value for these embedded derivatives resulted in a liability of $5.4 million as of December 31, 2016, which was also recognized as a loss on embedded derivatives and redeemable warrants, net in the Company’s consolidated statements of operations.

Line of Credit

Until June 2016, the Company had a line of credit that provided for total borrowings of $15.0 million, with a $0.3 million sub-limit for the Company’s corporate credit card program. Borrowings under the line of credit provided for interest at the bank’s prime rate plus 0.75%. The interest rate was 4.25% as of December 31, 2015. The line of credit had a lockbox provision whereby customer payments were received in a lockbox controlled by the Lenders. In June 2016, the line of credit balance was paid in full and the related agreement was terminated.